Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 MXN ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)
Disclosure of financial assets [line items]
Cash	$ 4,392,000			$ 2,105,000		$ 2,549,000	$ 2,321,000
Cash equivalents	$ 0			0
Currency risk [member]
Disclosure of financial assets [line items]
Increase or decrease exchange rate	10.00%	10.00%
Increase or decrease in comprehensive income (loss)	$ 1,647,000	$ 633
Credit risk [member]
Disclosure of financial assets [line items]
Cash	4,392,000			2,105,000
Credit risk [member] | One Customer
Disclosure of financial assets [line items]
Trade receivables	380,000
Credit risk [member] | Mexico [member]
Disclosure of financial assets [line items]
Cash	901,000			953,000
VAT receivable	619,000			1,073,000
Credit risk [member] | Canada [member]
Disclosure of financial assets [line items]
Cash			$ 2,317		$ 905
Remainder of cash	1,174,000			247,000
GST receivable	41,000			79,000
Liquidity risk [member]
Disclosure of financial assets [line items]
Cash	4,392,000			$ 2,105,000
Commodity price risk [member]
Disclosure of financial assets [line items]
Decrease or increase in revenue	$ 2,680,000
Decrease or increase in metal prices	10.00%		10.00%